UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2005


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, May 2, 2005


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    36
Form 13F information Table Value Total:    $113,878

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alderwoods Group, Inc.         COM              014383103     1524   122515 SH       SOLE                   122515
Beverly Enterprises, Inc.      COM NEW          087851309     2993   241800 SH       SOLE                   241800
Blue Martini Software, Inc.    COM NEW          095698502      172    44000 SH       SOLE                    44000
CTI Molecular Imaging, Inc.    COM              22943d105     3649   180000 SH       SOLE                   180000
Charter Communications, Inc.   CL A             16117m107      971   606760 SH       SOLE                   606760
Computer Horizons Corp.        COM              205908106     3131   857890 SH       SOLE                   857890
Creo Inc.                      COM              225606102     3682   229240 SH       SOLE                   229240
Digital Impact, Inc.           COM              25385g106     2841   825843 SH       SOLE                   825843
DuPont Photomasks, Inc.        COM              26613x101     3014   113000 SH       SOLE                   113000
GameStop Corporation Cl B      COM CL B         36466r200     6703   300600 SH       SOLE                   300600
Genencor International Inc.    COM              368709101     3846   200000 SH       SOLE                   200000
Gold Bank Corporation, Inc.    COM              379907108     1873   133495 SH       SOLE                   133495
Heartland Express, Inc.        COM              422347104     1741    90915 SH       SOLE                    90915
Hollywood Entertainment Corpor COM              436141105     3308   251160 SH       SOLE                   251160
I-many, Inc.                   COM              44973q103     2655  1669595 SH       SOLE                  1669595
IMPAC Medical Systems, Inc.    COM              45255a104     3815   160100 SH       SOLE                   160100
MAPICS, Inc.                   COM              564910107     3339   262328 SH       SOLE                   262328
MCI Inc.                       COM              552691107     3112   125000 SH       SOLE                   125000
META Group, Inc.               COM              591002100     2467   247170 SH       SOLE                   247170
Mandalay Resort Group          COM              562567107     5045    71565 SH       SOLE                    71565
Metro-Goldwyn-Mayer            COM              591610100     3586   300100 SH       SOLE                   300100
Monolithic System Technology I COM              609842109     2159   369032 SH       SOLE                   369032
Pinnacle Systems, Inc.         COM              723481107     3466   620000 SH       SOLE                   620000
Prime Group Realty Trust       SH BEN INT       74158j103     2971   415000 SH       SOLE                   415000
Province Healthcare Company    COM              743977100     2409   100000 SH       SOLE                   100000
Retek Inc.                     COM              76128q109     4510   402000 SH       SOLE                   402000
Riggs National Corporation     COM              766570105     3043   159395 SH       SOLE                   159395
Royal Caribbean Cruises Ltd.   COM              V7780T103     5586   125000 SH       SOLE                   125000
Siliconix Incorporated         COM NEW          827079203     3040    86155 SH       SOLE                    86155
SunGard Data Systems Inc.      COM              867363103     1897    55000 SH       SOLE                    55000
Telesp Celular Participacoes S SPON ADR PFD     87952l108     1737   290537 SH       SOLE                   290537
The Titan Corporation          COM              888266103     4010   220805 SH       SOLE                   220805
Toys "R" Us, Inc.              COM              892335100     4122   160000 SH       SOLE                   160000
Unisource Energy Corporation   COM              909205106     2957    95475 SH       SOLE                    95475
VERITAS Software Corporation   COM              923436109     5447   234600 SH       SOLE                   234600
Verisity Ltd.                  ORD              m97385112     3056   256400 SH       SOLE                   256400